Changes in Equity and Earnings Per Share - Summary of Changes in Other Comprehensive Income Reserves (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other comprehensive income/(loss)
Re-measurements of post-employment benefits	$ 65	$ 141	$ (136)
Other comprehensive income/(loss)	6,726	(8,812)	3,876
Translation reserves [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance	(38,670)	(30,180)	(34,677)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	6,594	(8,490)	4,497
Other comprehensive income/(loss)	6,594	(8,490)	4,497
Ending balance	(32,076)	(38,670)	(30,180)
Hedging reserves [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance	490	181	145
Other comprehensive income/(loss)
Cash flow hedges	(100)	309	36
Other comprehensive income/(loss)	(100)	309	36
Ending balance	390	490	181
Post- employment benefits [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance	(1,020)	(1,155)	(1,021)
Other comprehensive income/(loss)
Re-measurements of post-employment benefits	66	135	(134)
Other comprehensive income/(loss)	66	135	(134)
Ending balance	(954)	(1,020)	(1,155)
OCI reserves [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance	(39,201)	(31,155)	(35,553)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	6,594	(8,490)	4,497
Cash flow hedges	(100)	309	36
Re-measurements of post-employment benefits	66	135	(134)
Other comprehensive income/(loss)	6,560	(8,046)	4,398
Ending balance	$ (32,641)	$ (39,201)	$ (31,155)